Inventory (Tables)	12 Months Ended
Dec. 31, 2011
Inventory [Abstract]
Schedule Of Inventory
	2010	2011
Engine and airframe parts	$119,440	$13,953
Work-in-process	1,645	—
	$121,085	$13,953